SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

14.   SHORT-TERM INVESTMENTS

Short-term investments represent investments in loans and time deposits, which have original maturities of longer than 92 days and are repayable in less than twelve months, as well as investment in debt and equity securities. Deposits, loans and debt securities are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest. Assets in Sistema Capital trust management as well as mutual funds are carried at fair value through profit and loss (“FVTPL”), as this portfolio of assets is neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.

Short-term investments, carried at amortized cost, are presented net of allowance for expected credit losses (“ECL”).

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans in the accompanying consolidated statements of financial position.

The Group’s short-term investments comprised the following:

		December 31,
	Category	2022	2021
Investments in mutual funds (Notes 27)	At FVTPL	12,749	10,719
Assets in Sistema Capital trust management (Notes 27)	At FVTPL	9,426	10,374
Notes / loans	At amortized cost	2,235	6,383
Deposits	At amortized cost	9	1,499
Short-term investments, gross		24,419	28,975
Allowance for ECL		3	(3)
Total short-term investments		24,422	28,972